Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 06, 2013
Document and Entity Information
Entity Registrant Name	L2 MEDICAL DEVELOPMENT CO
Document Type	10-Q
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001495899
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		10,030,612
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1